Related Party Transactions and Key Management Compensation (Tables)	12 Months Ended
Aug. 31, 2019
Related Party Transactions And Key Management Compensation
Schedule of Related Parties Transactions

Tanzanian Gold Corporation entered into the following transactions with related parties:

Year ended August 31,	Notes	2019	2018	2017
Legal services	(i)	$Nil	$Nil	$82,455
Consulting	(ii)	$229,414	$215,108	$203,274
Consulting	(iii)	$246,602	$Nil	$172,330
Consulting	(iv)	$170,718	$Nil	$Nil

(i) The Company engages a legal firm for professional services in which one of the Company’s directors is a partner. During the year ended August 31, 2019, the legal expense charged by the firm was $nil (2018 - $nil, 2017 - $82,455). As at August 31, 2019, $335,940 remains payable (August 31, 2018 - $335,940).

(ii) During the year ended August 31, 2019, $229,414 (2018 - $215,108, 2017 - $203,274) was paid for consulting and website/data back-up services to companies controlled by individuals associated with the former CEO and current director.

(iii) During the year ended August 31, 2019, $246,602 (2018 - $nil, 2017 - $172,330) was paid for drill mobilization, and advances on drilling services to Stamico, the Company’s joint venture partner on the Buckreef Gold Project.

(iv) During the year ended August 31, 2019, $170,718 (2018 - $nil, 2018 - $nil) was paid for consulting services to a company controlled by a director.

Schedule of Related Parties Compensation

Remuneration of Directors and key management personnel (being the Company’s Chief Executive Officer, Chief Financial Officer and Chief Operating Officer) of the Company was as follows:

Year ended August 31,	2019		2018			2017
	Fees, salaries and benefits (1)	Share based payments (2), (3))	Fees, salaries and benefits (1)	Share based payments (2), (3)	Fees, salaries and benefits (1)	Share based payments (2), (3)
Management	$576,264	$ nil	$636,744	$773,348	$525,102	$1,175,439
Directors	111,625	nil	111,625	414,000	111,625	673,200
Total	$687,889	$ nil	$748,369	$1,187,348	$636,727	$1,848,639

(1)	Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU’s for their services and officers are entitled to cash remuneration and RSU’s for their services.

(2)	Compensation shares may carry restrictive legends.

(3)	All stock option share based compensation is based on the accounting expense recorded in the year.